The Company and Summary of Significant Accounting Policies - Narrative (Details)							1 Months Ended			3 Months Ended		12 Months Ended			14 Months Ended
	Mar. 04, 2024 USD ($) Day $ / shares shares	Dec. 13, 2023 USD ($) shares	Nov. 15, 2023 USD ($) shares	Nov. 10, 2023 USD ($) $ / shares shares	Mar. 20, 2023 USD ($)	Nov. 30, 2022 $ / shares shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2023	Nov. 30, 2022 $ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 USD ($)	Dec. 31, 2024	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 19, 2023 USD ($) shares	Nov. 30, 2023 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Restricted cash and cash equivalents							$ 20,000						$ 20,000	$ 20,000	$ 20,000
Other assets, fair value disclosure							20,000						20,000	20,000	20,000
Contract with customer asset net current							0						0	0	0
Research and development										$ 642,546	$ 421,887		1,485,636	2,386,086
Accumulated Deficit							$ 17,770,145			22,068,735			17,770,145	11,671,194	$ 17,770,145
Net cash used in operating activities										5,975,515	992,716		2,651,143	3,861,735
Net loss										4,298,590	1,882,947		$ 6,098,951	6,256,068
Sale of Stock, Number of Shares Issued in Transaction | shares													490,000
Proceeds from sale of common stock and warrants, net of issuance costs										$ 0	947,850
Common stock average par value per share | shares							2						2		2
Description of trigger event based on common stock													when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days.
Discription of Having Sufficient Fund												12 months
Factor To Be Considered For Receiving Shares In The New Company								0.15
Business combination, exchange ratio	0.3427%
Triggered event, daily volume-weighted average price per share (in dollars per share) | $ / shares	$ 2
Number of consecutive trading days | Day	5
Payment term range, cash in advance, duration										30 days
Restricted cash equivalents							$ 20,000			$ 20,000			$ 20,000		$ 20,000
Allowance for credit loss							0			1,290			0		0
Finance lease, right-of-use asset, after accumulated amortization							0			0			0		0
Asset impairment charges										0	0
Contract with customer, liability							347,619			343,651			347,619	0	347,619
Contract with customer, asset							0			$ 0			0		0
Product warranty, duration										6 months
Income tax examination, penalties and interest accrued										$ 0	$ 0
Unrecognized tax benefits							49,255						49,255	49,255	49,255			$ 0
GIGCAPITAL5, INC [Member]
Property, Plant and Equipment [Line Items]
Cash equivalents							$ 0						0	$ 0	$ 0
Offering costs charged to stockholders' deficit upon completion of offering													$ 13,193,740
Issued and outstanding subject to possible redemption | shares							2,114,978						2,114,978	4,014,050	2,114,978
Unrecognized tax benefits							$ 0						$ 0	$ 0	$ 0
Amount accrued for payment of interest and penalties							0						0	$ 0	0
Exit Strategy Partners LLC [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares		250,000
Considertaion Paid Along The Business Combination		$ 125,000
Consideration Payable On the First Anniversary Of Business Combination		100,000
Stock Issued During Period, Value, Issued for Services		$ 225,000
Certificate of deposit | Fair Value, Inputs, Level 2
Property, Plant and Equipment [Line Items]
Certificate of deposit							20,000			$ 20,000			$ 20,000		$ 20,000
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage													98.00%	49.00%
Customer One [Member] | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage													100.00%
Two Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage										99.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage										93.00%			100.00%
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Property, Plant and Equipment [Line Items]
Concentration risk, percentage											100.00%
Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit	$ 500,000						500,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares	1,000,000
Yorkville | Equity Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Business combination pre paid advance received							9,005,000
Proceeds from sale of common stock and warrants, net of issuance costs							40,000,000
Yorkville | Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Business combination pre paid advance received	$ 9,025,000
Proceeds from sale of common stock and warrants, net of issuance costs	40,000,000
Funicular Funds [Member]
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs							$ 1,500,000
Funicular Funds, LP
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs	$ 1,500,000
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						1,000,000			342,703	0			261,250	228,750	167,925
Sale of stock price per unit | $ / shares						$ 11.67			$ 11.67
Bridge Loan [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face value				$ 1,000,000													$ 200,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares							1,369,255						1,369,255		1,369,255
Securities Purchase Agreement [Member] | Bridge Loan [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face value				$ 1,000,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares				500,000
Percentage cash option value at the date maturity				120.00%
Securities Purchase Agreement [Member] | Bridge Loan [Member] | Meteora Capital Partners LP [Member]
Property, Plant and Equipment [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares				50,000
Subscription Agreements [Member] | GIGCAPITAL5, INC [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face value																$ 500,000
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares				1,200,000												200,000
Additional common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares				50,000
Proceeds from sale of common stock and warrants, net of issuance costs				$ 3,000,000
Fourth Amendment [Member] | Private Placement [Member] | US Capital Global QT Imaging LLC [Member]
Property, Plant and Equipment [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares				25,000
Sale of stock price per unit | $ / shares				$ 2.5
Fourth Amendment [Member] | Bridge Loan [Member] | Private Placement [Member] | US Capital Global QT Imaging LLC [Member]
Property, Plant and Equipment [Line Items]
Debt instrument face value				$ 200,000
Sale of Stock, Number of Shares Issued in Transaction | shares				35,329
Sale of stock price per unit | $ / shares				$ 2.5
Commission Payable on Warrant				$ 20,000
Equity Purchase Agreement [Member] | YA II PN Ltd [Member]
Property, Plant and Equipment [Line Items]
Common stock shares issuable and convertible into shares of the company upon consummation of business combination | shares			1,000,000
Common Stock Shares Subscribed But Unissued Value			$ 50,000,000
Debt Instrument, Term			36 months
Additional Debt Instrument			$ 10,000,000
Patents
Property, Plant and Equipment [Line Items]
Useful Life							12 years			12 years			12 years	12 years	12 years
Wells Fargo Securities LLC | GIGCAPITAL5, INC [Member]
Property, Plant and Equipment [Line Items]
Deferred underwriting fee waiver amount					$ 6,440,000
Mr Weightman | GIGCAPITAL5, INC [Member]
Property, Plant and Equipment [Line Items]
Issuance of shares subject to forfeiture | shares													5,000